OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance - opening balance	$ (3,375)
Allowance - closing balance	(3,476)	$ (3,375)
Allowance for lifetime expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance - opening balance	310	364	$ 190
Additions	29	30	178
Write backs / utilization	(17)	(12)	(13)
Foreign exchange and others	86	(72)	9
Allowance - closing balance	$ 408	$ 310	$ 364